Stock-Based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Stock-Based Compensation Plans
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 61.06
Vested or expected to vest, weighted-average remaining contractual life (Year)	3 years 9 months 18 days
Vested or expected to vest, aggregate intrinsic value	$ 91.6
RSU
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	482,094	474,631
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 40.19	$ 32.44
Weighted-Average Remaining Contractual (years)	5 years	4 years 9 months 18 days	4 years 8 months 12 days
Aggregate Intrinsic Value	$ 59.8	$ 42.1	$ 35.2
RSUs Granted (in shares)	62,597	61,774
RSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 88.66	$ 79.89
Exercised (in shares)	(54,173)	(53,898)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 13.36	$ 8.52
Forfeited (in shares)	(829)	(413)
Forfeited, weighted-average granted date fair value (in dollars per share)	$ 70.74	$ 60.66
Number of Units Outstanding (in shares), Ending	489,689	482,094	474,631
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 48.48	$ 40.19	$ 32.44
Vested or expected to vest, RSU (in shares)	489,689
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 48.48
Vested or expected to vest, weighted-average remaining contractual life (Year)	5 years
Vested or expected to vest, aggregate intrinsic value	$ 59.8
Exercisable, number of units (in shares)	427,613
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 43.14
Exercisable, weighted-average remaining contractual (years)	4 years 4 months 24 days
Exercisable, aggregate intrinsic value	$ 52.2